Schedule of acquisition of MedPhone (Details)	Apr. 16, 2021	Mar. 25, 2021	Mar. 13, 2021	Jan. 21, 2021	Nov. 09, 2020	Nov. 03, 2020	Jul. 20, 2020
Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique							Relief from royalty
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique					Multi-period excess earnings method	Multi-period excess earnings method	Multi-period excess earnings method
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Replacement cost	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost	Replacement cost			Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.